CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Revenues
Admissions	$ 548,632,000	$ 1,765,388,000	$ 1,847,327,000
Food and beverage	229,739,000	797,735,000	786,912,000
Other theatre	33,121,000	132,267,000	115,189,000
Total revenues	811,492,000	2,695,390,000	2,749,428,000
Operating costs and expenses
Film exhibition costs	291,561,000	934,246,000	976,912,000
Food and beverage costs	30,545,000	111,991,000	107,325,000
Operating expense	230,434,000	733,338,000	726,641,000
Rent	143,374,000	455,239,000	451,828,000
General and administrative:
Merger, acquisition and transaction costs	3,366,000	1,161,000	2,883,000
Other	29,110,000	64,873,000	97,288,000
Depreciation and amortization	71,633,000	216,321,000	197,537,000
Impairment of long-lived assets	0	3,149,000
Operating costs and expenses	800,023,000	2,520,318,000	2,560,414,000
Operating income (loss)	11,469,000	175,072,000	189,014,000
Other expense (income)
Other expense (income)	49,000	(8,344,000)	(1,415,000)
Other income	49,000	(8,344,000)	(1,415,000)
Interest expense:
Corporate borrowings	45,259,000	111,072,000	129,963,000
Capital and financing lease obligations	1,873,000	9,867,000	10,264,000
Equity in (earnings) losses of non-consolidated entities	2,480,000	(26,615,000)	(47,435,000)
Investment expense (income)	290,000	(8,145,000)	(2,084,000)
Total other expense	49,951,000	77,835,000	89,293,000
Earnings (loss) from continuing operations before income taxes	(38,482,000)	97,237,000	99,721,000
Income tax provision (benefit)	3,500,000	33,470,000	(263,383,000)
Earnings (loss) from continuing operations	(41,982,000)	63,767,000	363,104,000
Gain (loss) from discontinued operations, net of income taxes	(688,000)	313,000	1,296,000
Net earnings (loss)	(42,670,000)	64,080,000	364,400,000
Predecessor
Revenues
Admissions				816,031,000
Food and beverage				342,130,000
Other theatre				47,911,000
Total revenues				1,206,072,000
Operating costs and expenses
Film exhibition costs				436,539,000
Food and beverage costs				47,326,000
Operating expense				297,328,000
Rent				189,086,000
General and administrative:
Merger, acquisition and transaction costs				172,000
Management fee				2,500,000
Other				27,025,000
Depreciation and amortization				80,971,000
Operating costs and expenses				1,080,947,000
Operating income (loss)				125,125,000
Other expense (income)
Other expense (income)				960,000
Interest expense:
Corporate borrowings				67,614,000
Capital and financing lease obligations				2,390,000
Equity in (earnings) losses of non-consolidated entities				(7,545,000)
Investment expense (income)				(41,000)
Total other expense				63,378,000
Earnings (loss) from continuing operations before income taxes				61,747,000
Income tax provision (benefit)				2,500,000
Earnings (loss) from continuing operations				59,247,000
Gain (loss) from discontinued operations, net of income taxes				35,153,000
Net earnings (loss)				$ 94,400,000